Cash and Cash Equivalents and Investment Securities - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Restricted cash	$ 105	$ 99
Amounts deposited on a blocked account	80
Current debt securities	205	221
Debt securities [member]
Disclosure of detailed information about borrowings [line items]
Current debt securities	$ 205	$ 221